Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Sales	$ 8,435,178	$ 5,957,668	$ 25,279,291	$ 16,412,586
Cost of sales	5,569,027	3,967,412	17,702,546	10,641,461
Gross profit	2,866,151	1,990,256	7,576,745	5,771,125
General & Administrative Expenses:
Accounting	124,772	56,350	565,172	301,381
Consulting	475,032	221,781	576,481	745,850
Director fees	100,000	100,000	300,000	300,000
Legal	118,311	133,302	563,745	392,874
Marketing	282,745	241,897	737,116	502,987
Office	530,334	544,215	2,203,970	1,422,058
R&D	126,362	238,012	784,630	1,039,502
Salaries	2,093,850	1,144,377	5,183,738	4,344,801
Taxes	56,471	52,586	278,177	212,953
Depreciation	64,627	37,210	158,115	106,797
Total General & Administrative Expenses:	3,972,504	2,769,730	11,351,144	9,369,203
(Loss) from operations	(1,106,353)	(779,474)	(3,774,399)	(3,598,078)
Other Income (Expense):
Foreign exchange (loss)	15,153	40	295,921	(206)
Interest income	108,614	207,431	396,698	624,361
Interest expense	0	(38,527)	(245)	(107,198)
Total Other Income (Expense)	123,767	168,944	692,374	516,957
Net (loss) before income taxes	(982,586)	(610,530)	(3,082,025)	(3,081,121)
Provision for income taxes	(215,217)	(40,952)	106,121	(174,899)
Net (Loss)	(1,197,803)	(651,482)	(2,975,904)	(3,256,020)
Comprehensive Income (Loss):
Gain (Loss) from foreign exchange translation	851,640	(460,507)	(527,515)	42,702
Comprehensive Income (Loss)	$ (346,163)	$ (1,111,989)	$ (3,503,419)	$ (3,213,318)
Basic and fully diluted (Loss) per common share	$ (0.94)	$ (50.72)	$ (13.61)	$ (265.71)
Weighted Average Common Shares Outstanding (Basic)	1,267,565	12,845	218,634	12,254